Shareholders of Global Blue Group Holding AG	12 Months Ended
Mar. 31, 2021
Disclosure Of Shareholders of Global Blue Group AG [Abstract]
Shareholders of Global Blue Group Holding AG	Issued capital and reserves
As of August 28, 2020 a capital reorganization took place within the Group. A new holding company - Global Blue Group Holding AG - was incorporated on December 10, 2019 with a share capital of EUR0.093m divided into 10,000,000 shares. This Company became the ultimate parent of the Group. During the reorganization, an additional 181,542,785 shares were issued with the increase of the share premium.
From the listing date in August until March 31, 2021, 19,710,166 additional ordinary shares were issued in the holding company.
Global Blue signed an SPA on March 6, 2021 to buy ZigZag Global, a leading e-commerce return SaaS platform. Global Blue has raised USD70.0 million via a private placement of common stock issued to new institutional investors to fully fund the ZigZag Global’s acquisition.
Number of shares authorized and issued

	As of March 31
	2021			2020	2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Ordinary shares
Number of shares (authorized and issued)	187,534,962	23,717,989	211,252,951	40,000,000	40,000,000
Total number of shares	187,534,962	23,717,989	211,252,951	40,000,000	40,000,000

	As of March 31
	2021			2020	2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Ordinary shares
Opening balance as of April 1	40,000,000	—	40,000,000	40,000,000	40,000,000
Effects of the capital reorganization on Aug 28, 2020	127,824,796	23,717,989	151,542,785	—	—
Issuance of share capital Global Blue Group Holding A.G. November 2020	5,929,477	—	5,929,477	—	—
Conversion of preference shares into ordinary shares	—	(5,929,477)	(5,929,477)	—	—
Assign the preference shares to ListCo.	—	5,929,477	5,929,477	—	—
Issuance of share capital Global Blue Group Holding A.G. February 2021	7,000,000	—	7,000,000	—	—
Issuance of share capital Global Blue Group Holding A.G. March 2021	6,666,665	—	6,666,665	—	—
Exercises of warrants	114,024	—	114,024	—	—
Closing balance as of March 31	187,534,962	23,717,989	211,252,951	40,000,000	40,000,000
Issued share capital and share premium

(EUR thousand)	As of March 31
Issued share capital and share premium	2021			2020	2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Ordinary shares
Opening balance as of April 1	392,197	—	392,197	392,197	392,197
Effects of the capital reorganization	801,569	113,283	914,852	—	—
Issue of share capital	439	37	476	—	—
Share premium contribution	293,778	33,208	326,986	—	—
Conversion of preference shares into ordinary shares	50,100	(50,100)	—	—	—
Acquisition of treasury shares	(8,877)	(1,246)	(10,123)	—	—
Exercises of warrants	1,140	—	1,140	—	—
Closing balance as of March 31	1,530,346	95,182	1,625,528	392,197	392,197
The Other reserves within Equity attributable to owners of the parent consist of the following positions:

As of March 31, 2021
(EUR thousand)
Other reserves	Foot note	Notes	Equity settled shared based payment	Warrants	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of April 1, 2020			—	—	9,915	(19,470)	(2,326)	(11,881)
Currency translation difference			—	—	—	4,763	—	4,763
Actuarial gain on post-employment benefit obligations		29	—	—	—	—	59	59
Tax effect		12	—	—	—	—	106	106
Issuance of share capital Global Blue Group Holding A.G.			—	—	(1,495,526)	—	—	(1,495,526)
Acquisition of treasury shares			—	—	10,058	—	—	10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.			—	—	42,856	—	—	42,856
Exchange of Global Blue management loan notes into shares	(4)		—	—	464,162	—	—	464,162
Effects of capital reorganization (1)			—	—	(978,450)	—	—	(978,450)
Employee share schemes			1,239	—	—	—	—	1,239
Conversion of shares into equity settled plan			42,632	—	—	—	—	42,632
Equity award issuance costs			—	20,196	115,113	—	—	135,309
Exercises of warrants	(2)		—	(72)	—	—	—	(72)
Shares bought back by Global Blue Group A.G.	(6)		—	—	(152,787)	—	—	(152,787)
Total contribution by and distribution to owners of the parent, recognized directly in Equity			43,871	20,124	(37,674)	—	—	26,321
Closing balance as of March 31, 2021			43,871	20,124	(1,006,209)	(14,707)	(2,161)	(959,082)

As of March 31, 2020
(EUR thousand)
Other reserves	Notes	Equity settled shared based payment	Warrants	Other reserve (2)	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of April 1, 2019		—	—	9,890	(10,572)	(519)	(1,201)
Tax effect	12	—	—	—	—	293	293
Currency translation difference		—	—	—	(8,898)	—	(8,898)
Actuarial gain on post-employment benefit obligations	29	—	—	—	—	(2,100)	(2,100)
Restatement of hyperinflation (1)		—	—	25	—	—	25
Closing balance as of March 31, 2020		—	—	9,915	(19,470)	(2,326)	(11,881)

As of March 31, 2019
(EUR thousand)
Other reserves	Notes	Equity settled shared based payment	Warrants	Other reserve (2)	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of April 1, 2018		—	—	7,607	(12,339)	(903)	(5,635)
Tax effect	12	—	—	—	—	(83)	(83)
Currency translation difference		—	—	—	1,767	—	1,767
Actuarial gain on post-employment benefit obligations	29	—	—	—	—	467	467
Restatement of hyperinflation (1)		—	—	2,283	—	—	2,283
Closing balance as of March 31, 2019		—	—	9,890	(10,572)	(519)	(1,201)
(1)Restatement due to hyperinflation represents the revaluation reserve as result of applying IAS29 in Argentina, which is considered to be a hyperinflationary economy starting July 1, 2018. The revaluation reserve covers full year transactions since April 1, 2018.
(2)These amounts represent the reorganization reserve as a result of the capital reorganization that took place in March 2018 and is computed as the difference between the cost of the transaction and the carrying value of the net assets at the moment of reorganization.
Movements after the capital reorganization
Any differences related to the capital reorganization between the cost of the transaction and the carrying value of the net assets is recorded in other reserves.
The effects of the capital reorganization are the following:

As of August 28, 2020
(EUR thousand)
Effects of capital reorganization	Foot note	Issued capital ordinary shares	Issued capital preference shares	Share premium ordinary shares	Share premium preference shares	Other equity ordinary shares	Other equity preference shares	Warrants	Other reserve	Total
Issuance of share capital Global Blue Group Holding A.G.	(1)	1,302	184	1,181,450	166,969	—	—	—	(1,495,526)	(145,621)
Acquisition of treasury shares	(5)	—	—	—		(8,812)	(1,246)	—	10,058	—
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.	(3)	(41)	(6)	(37,508)	(5,301)	—	—	—	42,856	—
Exchange of Global Blue management loan notes into shares	(4)	(299)	(42)	(343,335)	(48,521)	—	—	—	464,162	71,965
Effects of capital reorganization		962	136	800,607	113,147	(8,812)	(1,246)	0	(978,450)	(73,656)
(1) SL Globetrotter and Global Blue Holding LP established a new company (“Global Blue Group Holding A.G.”).
The Global Blue Holding Group A.G. established a Swiss subsidiary, Global Blue Group II GmbH, and a United States based subsidiary, US Holdco LLC, which in turn created another United States based subsidiary, US Sub.
SL Globetrotter LP contributed the shares of Global Blue Management GP Sarl to Global Blue Holding LP. The shares of Global Blue Management GP were then further contributed to Global Blue Investment & Co S.C.A. through a series of capital contributions.
(3)As a result of the reorganization, on August 28, 2020, the MEP ceased to exist. Instead, management received loan notes in Global Blue Investment and Co S.C.A. in exchange for all of their shares and NC-PECs. These loan notes were contributed through the chain of holding companies, until management ultimately received shares in Global Blue Group A.G. At which point, a portion was sold for cash and the rest remained, reflecting management’s direct ownership in Global Blue Group Holding A.G. The new shares owned by Management and the Estera Trust Limited are accounted for as equity-settled instruments under IFRS 2.
(1) (3)SL Globetrotter LP and Global Blue Holding LP and Management contributed part of their shares in Global Blue Group A.G. to Global Blue Group Holding A.G. in exchange for new shares in Global Blue Group Holding A.G. Ant Group and Estera Trust Limited contributed all of their shares in Global Blue Group A.G. to Global Blue Group Holding A.G. in exchange for new shares in Global Blue Group Holding A.G.
(1)Other Cornerstone investors subscribed in cash for new shares in Global Blue Group Holding A.G.
(1)Global Blue Group Holding A.G. acquired some of the shares in Global Blue Group A.G. from the SL Globetrotter LP, Global Blue Holding LP and Management.
(6)Global Blue Group II GmbH and Global Blue Group Holding A.G. acquired the remaining shares in Global Blue Group A.G. from the SL Globetrotter LP and Global Blue Holding LP and Management.
(4)Global Blue Group Holding A.G. contributed its shares in Global Blue Group A.G. to Global Blue Group II GmbH, such that Global Blue Group A.G. became a wholly owned subsidiary of Global Blue Group II GmbH.
(2)The United States company held by the SPAC investors, Far Point Acquisition Corporation, merged with the United States subsidiary held by Global Blue Group Holding A.G., US Sub, with Far Point Acquisition Corporation being the surviving entity.
(2)In consideration for the merger, Global Blue Group Holding A.G. issued shares to the SPAC investors. The SPAC founders received ordinary shares. In addition, the warrant holders in the United States company held by the SPAC investors were exchanged for new warrants in Global Blue Group Holding A.G.
(2)The issuance costs of EUR135.3 million represents the difference between the fair value of the shares issued by Global Blue Group Holding A.G. and the fair value of the identifiable net assets of the United States company held by the SPAC investors. The difference was considered to be a non-cash payment for the service of a stock exchange listing according to IFRS 2.
(1)The issue of share capital Global Blue Group Holding A.G. reflected in Other reserve as at March 31, 2021 is composed of the following:

As of March 31, 2021
(EUR thousand)
Issue of share capital Global Blue Group Holding A.G.	Foot note	Other reserve
Issue of share capital ordinary shares Global Blue Group Holding A.G.	(1)	(1,209)
Issue of share capital preference shares Global Blue Group Holding A.G.	(1)	(184)
Issue of share premium ordinary shares Global Blue Group Holding A.G.	(1)	(1,181,450)
Issue of share premium preference shares Global Blue Group Holding A.G.	(1)	(166,969)
Conversion of shares into equity settled plan	(1) (2)	(42,632)
Equity award issuance costs	(2)	(115,113)
Effect of the merge	(2)	12,031
Issue of share capital Global Blue Group Holding A.G.		(1,495,526)
(5)Treasury shares

As of March 31, 2021
(EUR thousand)
Acquisition of treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total
Opening balance as of April 1, 2020	—	—	—	—	—	—
Acquisition of treasury shares as at 28 August 2020	1,051,569	138,846	1,190,415	(8,812)	(1,246)	(10,058)
Acquisition of treasury shares post-merger with FPAC	7,000,000	—	7,000,000	(65)	—	(65)
Closing balance as of March 31, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)

There were no treasury shares acquired in the comparative periods presented March 2020 and 2019.
Under the 2012 Investment Agreement any unallocated securities would be distributed to all shareholders (Silver Lake, Partners Group and Management Equity Plan participants), proportional to shareholding, on an exit event.
Pursuant to an arrangement and agreement signed in August 2020 and as part of the capital reorganization, it was agreed that whilst these unallocated securities would be distributed to Silver Lake and Partners Group on the listing, the shares that should have been distributed to the MEP would instead be held by the Trust.
The Trust is consolidated in the financial statements of the Company and the amount of treasury shares are held at the fair value of EUR10.1 million and reflected within Other Equity.
The distribution of shares to management is conditional upon and at the discretion of the Global Blue Nomination and Remuneration Committee.
Warrants
Since the listing in August until March 31, 2021, 114,024 warrants were exercised at price of 11.50USD. The warrants were exercised at a 1:1 equivalent to ordinary shares.
The outstanding warrants as of March 31, 2021 amount to 30,735,950 with a fair value of EUR20.1 million.

(EUR thousand)	As of March 31, 2021
Warrants	Number of warrants	Value (EUR thousand)
	—	—
Issuance of warrants	30,849,974	20,196
Exercises of warrants	(114,024)	(72)
Closing balance as of March 31, 2021	30,735,950	20,124
There were no outstanding warrants in the comparative periods presented March 2020 and 2019.
Shareholders of Global Blue Group Holding AG
As of August 28, 2020 a capital reorganization took place within the Group. A new holding company - Global Blue Group Holding AG - was incorporated in December 2019 and became the ultimate parent of the Group. During the reorganization additional shares were issued with the increase of the share premium. Please refer to Note 23 for details.

	Shareholders of Global Blue Group Holding AG					Shareholders of Global Blue Group Holding AG	Shareholders of Global Blue Group Holding AG
	as of March 31, 2021					as of March 31, 2020	as of March 31, 2019
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants	Ordinary shares	Ordinary shares
Global Blue Holding LP	—	—	—	—		40,000,000	40,000,000
Silver Lake and Affiliates (1)	98,017,072	11,970,487	109,987,559	55.5%	6,548,415	—	—
Partners Group and Affiliates (2)	40,442,783	4,939,137	45,381,920	22.9%	2,701,935	—	—
Ant Group	12,500,000	—	12,500,000	6.3%	—	—	—
Tom Farley	3,723,363	—	3,723,363	1.9%	—	—	—
Management	4,297,259	774,753	5,072,012	2.6%	—	—	—
EBT	1,086,280	104,135	1,190,415	0.6%	516,317	—	—
GB Directors, Executive Management & Other Employees	9,106,902	878,888	9,985,790	5.0%	516,317	—	—
Other Shareholders	20,468,205	—	20,468,205	10.3%	20,969,283	—	—
Total excl. GB Group	180,534,962	17,788,512	198,323,474	100.0%	30,735,950	40,000,000	40,000,000
GB Group	7,000,000	5,929,477	12,929,477		—	—	—
Total incl. GB Group	187,534,962	23,717,989	211,252,951		30,735,950	40,000,000	40,000,000

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group

Ordinary shares
Holders of these shares are entitled to dividends and are entitled to one vote per share at general meetings of the Company. From the financial year ended March 31, 2026 the preferential dividend will have to be first approved before approval of a dividend for ordinary shares to be granted.
Preference shares
Holders of these shares are entitled to dividends and are entitled to one vote per share at general meetings of the Company. In addition, the holders are entitled to preferential dividends beginning in the financial year ending March 31, 2026 at a rate of 8% with an increase by 1% each year thereafter.
Given that no Preference Dividend is owed to Series A holders and no Preference Dividend has currently been approved by shareholders, no adjustment has been made to basic earnings per share related to the Series A Preferred Shares.
Put Option
Preference shares can be exchanged 1:1 for Ordinary shares at any time at the Shareholder´s election. The exchange will take place no earlier than 25 days, no later than 65 days after exercise of the put option.
Call Option
The Company can exercise a call option with 20 days’ notice to exchange the Preference shares 1:1 for Ordinary shares.
The call option can only be exercised if (i) the 30 day VWAP of the ordinary shares is at least USD18.00 per share and (ii) no blackout or lockup is in effect.
Redemption
The Company may redeem the Preference shares for cash or Ordinary shares at the Shareholder’s election following the fifth anniversary of closing or on a change of control (if earlier).
The redemption right can only be exercised if the 30 day VWAP of the Common Shares is at least USD10.00 or the value attributable on such change of control is USD10.00.
Liquidation
Each holder of Preference shares is entitled to a priority share of the liquidation proceeds up to USD10. The remainder is distributed to the holders of the Ordinary shares.
Warrants
As part of the reorganization and listing, 21,083,307 Public Warrants and 9,766,667 Private Warrants were issued for a total number of warrants (“Warrants”) of 30,849,974 at a fair value of EUR20.2 million.
The Warrants were issued in exchange for goods or services provided by FPAC at the date of the merger. The Warrants were accounted for in accordance with IFRS2 as equity settled and were measured at the fair value of the equity instrument granted.
30,735,950 warrants are outstanding as of March 31, 2021. Please refer to Note 23 for details of the movement in the number of warrants during the period.
The conditions for the Warrants are as listed below:
Public Warrants
Exercisability of Public Warrants
The Public Warrants became exercisable on September 30, 2020 (30 days after the closing). The Public Warrants expire on August 31, 2025 (the fifth anniversary of the closing).
Exercise Price
The Private Warrants represent the right to purchase one of the Company shares at a price of USD11.50 per share.
Adjustment
The exercise price and the number of the Company shares issuable on exercise of the Public Warrants will be adjusted in certain circumstances, including in the event of a share dividend, extraordinary dividend or the Company’s recapitalization, reorganization, merger or consolidation.
Fractional Shares
No fractional shares will be issued upon exercise of the Public Warrants (rounding shall be down to the nearest whole number of the Company Shares).
Redemption
By contrast, the Company may call the Public Warrants for redemption in certain circumstances where the closing price of the shares equals or exceeds USD18.00. The Company may only call Public warrants for redemption:
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder.
If the Company calls the Public Warrants for redemption as described above, it will have the option to require any holder that wishes to exercise its Public Warrant prior to such redemption to do so on a “cashless basis.”
Other
The Public Warrants may be amended with the approval of at least 50% of the then outstanding Public Warrants to make any other change that adversely affects the interests of the Warrant holders.
The Warrant holders do not have the rights or privileges of holders of the Company´s shares or any voting rights until they exercise their Public Warrants and receive the Company´s shares.
Private Warrants
Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants that become the Company Warrants described above, including as to exercise price, exercisability and exercise period, and adjustment. However, the Private Warrants will not be redeemable and may be exercised on a cashless basis.
The Private Warrants are transferable (and have been transferable since they became exercisable on September 30, 2020). Open Market Trades, Block Trades or Public Offerings of Private Warrants shall be carried out pursuant to the registration statement that has been declared effective by the SEC, together with any required supplementary disclosure or prospectus at the time.